5. Property and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
5. Property and Equipment

Property and equipment consist of the following at December 31:

	2014	2013
Furniture	$6,536	$6,536
Computers	11,091	11,091
Software	16,894	16,894
Less accumulated depreciation	(28,462)	(22,352)
	$6,059	$12,169

Depreciation expense was $6,110 and $5,786 for the years ended December 31, 2014 and 2013, respectively.